SUMMARY PROSPECTUS	January 29, 2010

FMI
Provident Trust Strategy Fund
(Ticker Symbol: FMIRX)
__________________

Before you invest, you may want to review the FMI Provident Trust Strategy Fund (the “Fund”) Prospectus, which contains more information about the Fund and its risks.  The current statutory Prospectus and Statement of Additional Information dated January 29, 2010, are incorporated by reference into this Summary Prospectus.  You can find the Fund’s Prospectus and other information about the Fund online at http://www.fmifunds.com/provident.html.  You can also get this information at no cost by calling 1-800-811-5311 or by sending an e-mail request to info@fiduciarymgt.com.

Investment Objective:  FMI Provident Trust Strategy Fund (the “Fund”) seeks long-term growth of capital.

Fees and Expenses of the Fund:  The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases...............................................................................................	No Sales Charge
Maximum Deferred Sales Charge (Load)........................................................................................................................	No Deferred Sales Charge
Maximum Sales Charge (Load) Imposed on Reinvested
     Dividends and Distributions.......................................................................................................................................
No Sales Charge
Redemption Fee..................................................................................................................................................................	None
Exchange Fee......................................................................................................................................................................	None

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees.............................................................................................................................................................	0.69%
Distribution and/or Service (12b-1) Fees........................................................................................................................	None
Other Expenses...................................................................................................................................................................	0.48%
Total Annual Fund Operating Expenses........................................................................................................................	1.17%
Expense Reimbursement...................................................................................................................................................	0.17%(1)
Net Expenses......................................................................................................................................................................	1.00%(1)

(1)
The net expense number reflects the current expense reimbursement.  In addition to the reimbursement required under the investment advisory agreement to reimburse the Fund for expenses in excess of 2.00% of the Fund’s average daily net assets, Fiduciary Management, Inc. will voluntarily reimburse the Fund for expenses in excess of 1.00% of the Fund’s average daily net assets.  Fiduciary Management will not terminate the expense reimbursement prior to January 31, 2011.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$102	$354	$626	$1,402

Portfolio Turnover

The Fund pays transaction costs, such as commissions when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 47% of the average value of its portfolio.

Principal Investment Strategies:  The Fund invests mainly in a limited number of multi-capitalization growth stocks of United States companies. The Fund is a non-diversified core growth equity fund seeking to exceed domestic stock market index returns (the S&P 500 and Russell Midcap) over investment cycles (in the portfolio manager's view, an investment cycle lasts for 5-7 years and includes both a 30% advance and a 20% decline in the stock market). The Fund can flexibly allocate assets to moderate volatility, and selects common stocks of all market capitalizations based on their potential to appreciate in value relative to other stocks. Stock selection criteria includes improving revenue and earnings growth, increasing margins, significant management stock ownership and improving price-to-earnings ratios. The Fund’s portfolio managers generally prefer to invest in large capitalization and medium capitalization stocks (namely, companies with at least $2 billion in market capitalization) but may also invest a portion of the portfolio in small capitalization stocks. When selecting individual stock investments, the Fund’s portfolio managers take a “bottom-up” investment approach, meaning that they select investments based on their assessment of whether an individual company has the potential for above average growth.

Principal Risks:  There is a risk that you could lose all or a portion of your money on your investment in the Fund.  This risk may increase during times of significant market volatility.  The risks below could affect the value of your investment, and because of these risks, the Fund is a suitable investment only for those investors who have long-term investment goals:

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Stock Market Risk:  The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market.

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Asset Allocation Risk:  The Fund may allocate its investments among various asset classes. The Fund's performance will be affected by its portfolio manager's ability to anticipate correctly the relative potential returns and risks of the asset classes in which the Fund invests.

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Non-Diversification Risk:  Because the Fund is non-diversified (meaning that compared to diversified mutual funds, the Fund may invest a greater percentage of its assets in a particular issuer), the Fund’s shares may be more susceptible to adverse changes in the value of a particular security than would be the shares of a diversified mutual fund.  Thus, the Fund is more sensitive to economic, business and political changes which may result in greater price fluctuations of the Fund’s shares.

●
Medium Capitalization Companies Risk:  Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.

●
Small Capitalization Companies Risk:  Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies.  There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices.  Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these may underperform.

●
Credit Risk:  The issuers of bonds and other debt securities may not be able to make interest or principal payments. Issuers may suffer adverse changes in financial condition that would lower the credit quality of the security leading to greater volatility in the price of the security.

●
Interest Rate Risk:  Debt securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. So, when interest rates rise, the prices of bonds and other debt securities generally fall. Longer-term obligations are usually more sensitive to interest rate changes than shorter-term obligations. While bonds and other debt securities normally fluctuate less in price than common stocks, there have been extended periods of interest rate increases that have caused significant declines in bond prices.

●
Prepayment Risk:  At times, the Fund may invest primarily in debt securities. The issuers of bonds or other debt securities may prepay principal due on securities, particularly during periods of declining interest rates. Securities subject to prepayment risk generally offer less potential for gain when interest rates decline and may offer a greater potential for loss when interest rates rise. Rising interest rates may cause prepayments to occur at a slower than expected rate thereby increasing the average life of the security and making a security more sensitive to interest rate changes.

●
Market Timing Risk:  Frequent purchases and redemptions of Fund shares by a shareholder may harm other Fund shareholders by interfering with the efficient management of the Fund’s portfolio, increasing brokerage and administrative costs, and potentially diluting the value of their shares.  However, the Fund's Board of Directors has determined not to adopt policies and procedures that discourage frequent purchases and redemptions of Fund shares because the Fund has not experienced frequent purchases and redemptions of Fund shares that have been disruptive to the Fund.  The Fund's Board of Directors may reconsider its decision not to adopt policies and procedures if it determines there is unusual trading in Fund shares.

Performance: The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare to the performance of the Standard & Poor’s Composite Index of 500 Stocks (“S&P 500”) and the Russell Midcap Index.  For additional information on these indexes, please see “Index Descriptions” in the Prospectus.  The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.  Updated performance information is available on the Fund’s website at http://www.fmifunds.com.

FMI Provident Trust Strategy Fund
(Total return for the calendar year)

Note:
During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 13.41% (quarter ended September 30, 2009) and the lowest total return for a quarter was -14.74% (quarter ended December 31, 2008).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The Fund’s return after taxes on distributions and sale of Fund shares may be higher than its return before taxes and after taxes on distributions because it may include a tax benefit resulting from the capital losses that would have resulted.  The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (“IRAs”).

Average Annual Total Returns (for the periods ended December 31, 2009)	One Year	5 Years	10 Years
FMI Provident Trust Strategy Fund
Return before taxes.............................................................................................................................................	24.78%	5.47%	0.89%
Return after taxes on distributions...................................................................................................................	24.75%	5.01%	-1.27%
Return after taxes on distributions and sale of Fund shares........................................................................	16.14%	4.62%	-0.10%
S&P 500 (reflects no deduction for fees, expenses or taxes)...................................................................................	26.46%	0.42%	-0.95%
Russell Midcap (reflects no deduction for fees, expenses or taxes)......................................................................	40.48%	2.43%	4.98%

Investment Adviser and Sub-Adviser: Fiduciary Management, Inc. is the investment adviser for the Fund.  Provident Trust Company is the sub-adviser for the Fund.

Portfolio Managers:  The investment portfolio of the Fund is managed by the sub-adviser.  J. Scott Harkness, CFA, is the Portfolio Manager of the Fund.  Mr. Harkness has been employed by the sub-adviser since 1999 and currently serves as the President and Chief Executive Officer.  Michael A. Schelble, CFA, is the Assistant Portfolio Manager of the Fund.  Mr. Schelble has been employed by the sub-adviser since 1999 and currently serves as the Vice President, Chief Operating Officer and Chief Compliance Officer.

Purchase and Sale of Fund Shares:  You may purchase or redeem Fund shares on any business day by written request via mail (FMI Provident Trust Strategy Fund, c/o U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701), by wire transfer, by telephone 1-800-811-5311, or through a financial intermediary.  Purchases and redemptions by telephone are only permitted upon previously receiving appropriate authorization.

Transactions will only occur on days the New York Stock Exchange is open.  To purchase or redeem shares of the Fund, investors must submit their request in good order to the Fund by 4:00 p.m. Eastern time to receive the net asset value calculated on that day.  “Good order” means your purchase or redemption request includes the name of the Fund, the dollar amount of shares to be purchased or the amount of money or shares to be redeemed, a purchase application, if applicable, and a check payable to “FMI Provident Trust Strategy Fund,” if applicable.  If a request in good order is received after 4:00 p.m. Eastern time, it will be processed the next business day.  Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly for information relative to the purchase or sale of Fund shares.  The minimum initial investment amount for all new accounts is $1,000.  The subsequent investments in the Fund for existing accounts may be made with a minimum investment of $50 if purchased through the Automatic Investment Plan, $1,000 for telephone purchases and $100 for all other accounts.

Tax Information:  The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.  Such tax-deferred arrangements may be taxed later upon withdrawal of monies from those arrangements.

Payments to Broker-Dealers and Other Financial Intermediaries: If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services.  If made, these payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment.  Ask your salesperson or visit your financial intermediary’s website for more information.